Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

Balance Sheet

	December 31, 2021	December 31, 2022
Due from related parties
Oceanbulk Maritime and its affiliates (d)	$133	$287
Interchart (a)	3	3
AOM (j)	52	-
Starocean (i)	34	34
Product Shipping & Trading S.A.	20	-
Due from related parties	$242	$324

Due to related parties
Combine Marine Ltd. (c )	$18	$-
Management and Directors Fees (b)	159	114
Augustea Technoservices Ltd. and affiliates (f)	877	-
Iblea Ship Management Limited (g)	372	1,387
Due to related parties	$1,426	$1,501

Transactions with Related Parties - Statements of Operations (Table)

Statements of Operations

	Years ended December 31,
	2020	2021	2022
Voyage expenses:
Voyage expenses-Interchart (a)	$(3,780)	$(3,870)	$(4,140)
Voyage expenses- Augustea Technoservices Ltd. and affiliates (f)	(95)	-	-
General and administrative expenses:
Consultancy fees (b)	$(598)	$(535)	$(543)
Directors compensation (b)	(179)	(183)	(185)
Office rent - Combine Marine Ltd. & Alma Properties (c )	(40)	(41)	(37)
General and administrative expenses - Oceanbulk Maritime and its affiliates (d)	(268)	(252)	(179)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	$(6,588)	$(6,472)	$(1,250)
Management fees- Iblea Ship Management Limited (g)	-	(79)	(3,264)
Charter-in hire expenses:
Charter - in hire expenses - AOM (j)	$(5,442)	$(4,069)	$-
Charter - in hire expenses - Sydelle (h)	(540)	-	-
Charter - in hire expenses - Coromel (k)	(249)	-	-